COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Lessee Leasing Arrangements Operating Leases Term of Contract Maximum	15 years
Operating Leases, Rent Expense	$ 224,842,144	$ 148,640,828	$ 82,257,681
Commitments and Contingencies
Investment Commitment [Member]
Commitments and Contingencies	131,559,038
Capital Commitment [Member]
Commitments and Contingencies	$ 69,804,423